Forester Funds, Inc.

612 Paddock

Libertyville, Illinois  60048

August 5, 2025

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C. 20549

Re:

The Forester Funds, Inc.

File Nos.

333-81907

811-09391

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective July 31, 2025 do not differ from those filed in the Post-Effective Amendment No. 43, which was filed electronically July 30, 2025.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester,

President